EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings (Loss) per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	$ 24,114,817	$ (30,313,029)	$ (16,993,089)
Net income (loss) for basic and diluted earnings (loss) per share	20,869,715	(30,313,029)	(16,993,089)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	41,223,389	10,930,412	10,851,287
Dilutive effect of outstanding share options	6,546,743
Denominator for diluted earnings (loss) per share	47,770,132	10,930,412	10,851,287
Basic earnings (loss) per Class A and Class B ordinary share	$ 0.51	$ (2.77)	$ (1.57)
Diluted earnings (loss) per Class A and Class B ordinary share	$ 0.44	$ (2.77)	$ (1.57)
Series A [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares	(918,266)
Series B [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares	(934,046)
Series C [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares	$ (1,392,790)